Annual Total Returns[BarChart] - Invesco SP Global Water Index ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.46%)	20.22%	26.19%	3.88%	(1.80%)	6.67%	26.71%	(10.02%)	33.40%	15.78%